SCHEDULE OF DEFERRED TAX ASSET AND RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net Operating loss	$ 1,313,026	$ 2,650,650
Effective tax rate percentage	21.00%	21.00%
Deferred tax asset	$ 537,383	$ 537,383
Foreign taxes	(129,632)	(143,504)
Valuation allowance	(146,103)	(413,133)
Net deferred tax asset